Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME (LOSS)
Interest income	$ 31,095	$ 294,277
Gain (loss) on disposition of property, plant and equipment (Note 6)	58,562	(30,476)
Gain on marketable equity securities	21,643	5,756
Foreign currency gain (loss)	(20,402)	24,100
Total Other Income	90,898	293,657
EXPENSES
Corporate general and administrative (Notes 3 and 9)	6,018,724	5,147,333
Contingent value rights (Note 3)		59,549
Siembra Minera Project and related costs (Note 7)	1,675,469	1,568,741
Write-down of property, plant and equipment (Note 6)		3,749,531
Loss on impairment of cash in bank account (Note 4)	1,166,529
Exploration costs	118,259	73,683
Legal and accounting	1,245,721	698,810
Arbitration and settlement (Note 3)	145,147	1,132,291
Equipment holding costs	317,841	470,364
Total Expense	10,687,690	12,900,302
Net loss before income tax benefit	(10,596,792)	(12,606,645)
Income tax benefit (Note 10)		1,089,360
Net loss and comprehensive loss for the year	$ (10,596,792)	$ (11,517,285)
Net loss per share, basic and diluted	$ (0.11)	$ (0.12)
Weighted average common shares outstanding, basic and diluted	99,481,626	99,395,048